Process Plant (Tables)	12 Months Ended
Dec. 31, 2025
Process Plant
Schedule of Plant Asset Consists

Process plant consists of the following:

	December 31,	December 31,
	2025	2024

Mill purchase, detailed engineering, and construction costs	$94,026,121	$65,545,594
Capitalized interest (note 10)	4,155,884	1,848,473
Disposal of Grinding Circuits	(984,820)	(984,820)
Process Plant	$97,197,185	$66,409,247